Management of financial risk - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities
Other financial liabilities from virtual bank		¥ 54,373
Customer deposits		2,261,214
Maximum guarantee exposure	¥ 148,833	115,517
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities
Short-term borrowings	19,160	257,007
Trade and other payables	696,463	1,322,197
Including: lease liabilities	30,360	54,972
Other financial liabilities from virtual bank		54,373
Customer deposits		2,269,261
Non-derivative financial liabilities	715,623	3,902,838
Liquidity risk | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Short-term borrowings	19,160	257,007
Trade and other payables	685,112	1,292,054
Including: lease liabilities	19,009	24,829
Other financial liabilities from virtual bank		54,373
Customer deposits		2,269,261
Non-derivative financial liabilities	704,272	3,872,695
Liquidity risk | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables	11,351	30,143
Including: lease liabilities	11,351	30,143
Non-derivative financial liabilities	¥ 11,351	¥ 30,143